Components of Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	80,710,997	74,460,997	67,460,997
Convertible preferred stock, shares issued	0	27,654,928	25,036,330
Convertible preferred stock, shares outstanding	0	27,654,928	25,036,330
Convertible preferred stock, aggregate liquidation preference		$ 146,732	$ 131,434
Convertible preferred stock, Net carrying value		$ 145,110	$ 130,037
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	398,500	398,500	398,500
Convertible preferred stock, shares issued		162,109	163,462
Convertible preferred stock, shares outstanding		162,109	163,462
Convertible preferred stock, aggregate liquidation preference		$ 3,004	$ 3,029
Convertible preferred stock, Net carrying value		$ 3,003	$ 3,028
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	60,500,000	60,500,000	60,500,000
Convertible preferred stock, shares issued		22,308,230	22,308,230
Convertible preferred stock, shares outstanding		22,308,230	22,308,230
Convertible preferred stock, aggregate liquidation preference		$ 113,405	$ 113,405
Convertible preferred stock, Net carrying value		$ 112,080	$ 112,080
Series C Convertible Preferred Stock
Temporary Equity [Line Items]
Convertible preferred stock, shares authorized	19,812,497	13,562,497	6,562,497
Convertible preferred stock, shares issued		5,184,589	2,564,638
Convertible preferred stock, shares outstanding		5,184,589	2,564,638
Convertible preferred stock, aggregate liquidation preference		$ 30,323	$ 15,000
Convertible preferred stock, Net carrying value		$ 30,027	$ 14,929